Share-Based Payments - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares	Jun. 21, 2022 $ / shares	Jun. 21, 2022 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option) | (per share)			$ 1.38	$ 1.06
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	3,320,696	3,400,696
Weighted average remaining contractual life of outstanding share options	5 years 3 months 14 days	6 years 3 months 21 days
CAD | One Point Eight Five To Two Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	730,264	735,264
Weighted average remaining contractual life of outstanding share options	4 years 5 months 23 days	5 years 5 months 8 days
CAD | Two Point Six Five To Two Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	295,000	295,000
Weighted average remaining contractual life of outstanding share options	1 year 7 months 17 days	2 years 7 months 17 days
CAD | Two Point Nine Six To Three Point Three Zero [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	1,316,432	1,366,432
Weighted average remaining contractual life of outstanding share options	7 years 1 month 13 days	8 years 1 month 24 days
CAD | Three Point Three One To Three Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	550,000	564,000
Weighted average remaining contractual life of outstanding share options	4 years 5 months 19 days	5 years 5 months 23 days
CAD | Three Point Nine Six To Four Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	429,000	440,000
Weighted average remaining contractual life of outstanding share options	4 years 7 months 2 days	5 years 7 months 2 days
CAD | Top of range | One Point Eight Five To Two Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	$ 2.55
CAD | Top of range | Two Point Six Five To Two Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.96
CAD | Top of range | Two Point Nine Six To Three Point Three Zero [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	3.30
CAD | Top of range | Three Point Three One To Three Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	3.95
CAD | Top of range | Three Point Nine Six To Four Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	4.55
CAD | Bottom of range | One Point Eight Five To Two Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	1.90
CAD | Bottom of range | Two Point Six Five To Two Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.56
CAD | Bottom of range | Two Point Nine Six To Three Point Three Zero [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.97
CAD | Bottom of range | Three Point Three One To Three Point Nine Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	3.31
CAD | Bottom of range | Three Point Nine Six To Four Point Five Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	$ 3.96
United States of America, Dollars | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	165,000	175,000
Weighted average remaining contractual life of outstanding share options	6 years 2 months 23 days	7 years 2 months 23 days
United States of America, Dollars | 2.26 to 3.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	624,825	665,425
Weighted average remaining contractual life of outstanding share options	7 years 1 month 24 days	8 years 2 months 12 days
United States of America, Dollars | 3.86 to 4.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	226,750	243,750
Weighted average remaining contractual life of outstanding share options	4 years 11 months 15 days	5 years 11 months 15 days
United States of America, Dollars | 4.90 to 5.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable at year end (in shares) | shares	1,016,575	1,084,175
Weighted average remaining contractual life of outstanding share options	6 years 6 months 7 days	7 years 6 months 14 days
United States of America, Dollars | Top of range | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	$ 2.25
United States of America, Dollars | Top of range | 2.26 to 3.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.75
United States of America, Dollars | Top of range | 3.86 to 4.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	3.44
United States of America, Dollars | Bottom of range | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	1.67
United States of America, Dollars | Bottom of range | 2.26 to 3.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	2.26
United States of America, Dollars | Bottom of range | 3.86 to 4.45
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per option)	$ 2.76